Related Party Transactions (Details)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) aircraft	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Other general and administrative expenses	$ 39,148,000	$ 28,484,000		$ 96,867,000	$ 70,835,000
Proceeds from lines of credit				79,700,000	456,895,000
Repayment of lines of credit				400,000,000	512,595,000
Line of credit outstanding	0			0		$ 320,300,000
United Wholesale Mortgage L L C [Member]
Related Party Transaction [Line Items]
Other general and administrative expenses						27,940,000	$ 13,196,000
Proceeds from lines of credit						412,295,000	798,321,000
Repayment of lines of credit						467,995,000	582,417,000
Line of credit outstanding						320,300,000	376,000,000
Affiliated Entity
Related Party Transaction [Line Items]
Expenses of various companies related through common ownership	3,600,000	4,600,000		12,100,000	11,300,000
Rent expenses	3,300,000	3,800,000		11,000,000.0	10,000,000.0
Legal fees	200,000	200,000		500,000	500,000
Direct origination costs		100,000		100,000	300,000
Other general and administrative expenses	$ 100,000	$ 500		$ 500,000	$ 500
Affiliated Entity | United Wholesale Mortgage L L C [Member]
Related Party Transaction [Line Items]
Expenses of various companies related through common ownership						15,000,000.0	11,200,000
Rent expenses						13,400,000	10,000,000.0
Legal fees						600,000	600,000
Direct origination costs						400,000	400,000
Other general and administrative expenses						600,000	$ 200,000
Ceo and Certain Other Affiliates Including the Brother of Ceo [Member] | Line Of Credit Agreements [Member] | United Wholesale Mortgage L L C [Member]
Related Party Transaction [Line Items]
Proceeds from lines of credit			$ 297,000,000.0
Repayment of lines of credit			$ 297,000,000.0
Interest expenses related party						1,000,000.0
Line of credit outstanding						$ 0
CEO
Related Party Transaction [Line Items]
Number of units leased | aircraft				2